Events Occurred the Year - Schedule of Impairment Impact on Closing of Argentina Operations (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable taxes	$ 10,332		R$ 40,033		R$ 70,765
Property and equipment	19,740		76,489	$ 18,850	73,039	R$ 74,202	R$ 67,682
Intangible assets	36,987		143,317	$ 29,897	115,839	R$ 87,593	R$ 52,659
Argentina [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable taxes	1,246		4,828
Property and equipment	217		839		2,574
Intangible assets	3		R$ 12		R$ 11
Impairment impact, total	$ 1,466	R$ 5,679